ECONOMIC DEPENDENCE (Narrative) (Details) - Customers	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Economic Dependence Narrative Details [Abstract]
Percentage of revenue of major customers	82.00%	75.00%
Number of sales customers	3	2